ALLIANCE TREASURY RESERVES

ALLIANCE CAPITAL


ANNUAL REPORT
JUNE 30, 1997



PORTFOLIO OF INVESTMENTS
JUNE 30, 1997                                        ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                               YIELD          VALUE
-------------------------------------------------------------------------
           U.S. GOVERNMENT OBLIGATIONS-50.2%
           U.S. TREASURY NOTES-48.1%
$ 30,000   5.25%, 12/31/97                         5.80%    $ 29,911,558
  10,000   5.50%, 7/31/97                          5.15       10,001,674
  30,000   5.63%, 10/31/97                         5.43       30,014,520
  20,000   5.75%, 10/31/97                         5.36       20,008,309
  55,000   5.75%, 9/30/97                          5.41       55,026,269
  50,000   5.88%, 7/31/97                          5.28       50,020,369
  10,000   6.00%, 12/31/97                         5.77       10,007,525
  10,000   6.13%, 3/31/98                          6.01       10,008,387
  33,000   6.50%, 8/15/97                          5.20       33,047,782
  75,000   8.50%, 7/15/97                          5.12       75,093,708
  15,000   8.63%, 8/15/97                          5.41       15,057,387
                                                            -------------
                                                             338,197,488

           U.S. TREASURY BILL-2.1%
  15,000   7/24/97                                 5.25       14,950,981
           Total U.S. Government Obligations
           (amortized cost $353,148,469)                     353,148,469

           REPURCHASE AGREEMENTS-48.2%
           BZW SECURITIES
  34,000   5.90%, dated 6/30/97, due 7/01/97
           in the amount of $34,005,572
           (cost $34,000,000; collateralized
           by $29,605,000 U.S. Treasury Bond,
           8.125%, 8/15/19, value $34,591,234)     5.90       34,000,000

           CHASE SECURITIES, INC.
  10,000   5.70%, dated 6/30/97,
           due 7/01/97 in the amount of
           $10,001,583 (cost $10,000,000;
           collateralized by $10,000,000
           U.S. Treasury Note, 5.875%,
           1/31/99, value $10,215,314)             5.70       10,000,000

           DEUTSCHE BANK
  34,000   5.85%, dated 6/30/97,
           due 7/01/97 in the amount of
           $34,005,525 (cost $34,000,000;
           collateralized by $23,101,000
           U.S. Treasury Bond, 11.25%,
           2/15/15, value $34,429,544)             5.85       34,000,000

           FIRST BOSTON CORP.
  15,000   5.40%, dated 6/18/97,
           due 7/09/97 in the amount of
           $15,047,250 (cost $15,000,000;
           collateralized by $10,502,000
           U.S. Treasury Bond, 12.00%,
           8/15/13, value $15,241,698)(a)          5.40       15,000,000

           FIRST BOSTON CORP.
  18,000   5.42%, dated 6/04/97,
           due 7/03/97 in the amount of
           $18,078,590 (cost $18,000,000;
           collateralized by $17,739,000
           U.S. Treasury Bond, 7.25%,
           5/15/16, value $18,659,210)(a)          5.42       18,000,000

           GOLDMAN SACHS & CO.
  18,000   5.40%, dated 6/11/97,
           due 7/01/97 in the amount of
           $18,054,000 (cost $18,000,000;
           collateralized by $14,115,000
           U.S. Treasury Note, 11.625%,
           11/15/04, value $18,492,855)(a)         5.40       18,000,000

           GOLDMAN SACHS & CO.
  15,000   5.44%, dated 6/18/97,
           due 7/02/97 in the amount of
           $15,031,733 (cost $15,000,000;
           collateralized by $12,525,000
           U.S. Treasury Bond, 8.50%,
           2/15/20, value $15,235,239)(a)          5.44       15,000,000


1



PORTFOLIO OF INVESTMENTS (CONTINUED)                 ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                               YIELD          VALUE
-------------------------------------------------------------------------
           J.P. MORGAN & CO.
$ 17,000   5.41%, dated 6/26/97,
           due 7/17/97 in the amount of
           $17,053,649 (cost $17,000,000;
           collateralized by $12,869,000
           U.S. Treasury Note, 12.75%,
           5/15/05, value $17,320,869)(a)          5.41%     $17,000,000

           J.P. MORGAN & CO.
  17,000   5.95%, dated 6/30/97,
           due 7/01/97 in the amount of
           $17,002,810 (cost $17,000,000;
           collateralized by $11,418,000
           U.S. Treasury Bond, 12.50%,
           8/15/14, value $17,298,881)             5.95       17,000,000

           MORGAN STANLEY GROUP, INC.
  16,000   5.39%, dated 6/24/97,
           due 7/10/97 in the amount of
           $16,038,329 (cost $16,000,000;
           collateralized by $11,580,000
           U.S. Treasury Bond, 12.75%,
           11/15/10, value $16,244,568)(a)         5.39       16,000,000

           SANWA BANK
  17,000   5.40%, dated 6/26/97,
           due 7/11/97 in the amount of
           $17,038,250 (cost $17,000,000;
           collateralized by $17,027,000
           U.S. Treasury Note, 6.375%,
           3/31/01, value $17,307,526)(a)          5.40       17,000,000

           SANWA BANK
  17,000   5.40%, dated 6/26/97,
           due 7/16/97 in the amount of
           $17,051,000 (cost $17,000,000;
           collateralized by $17,017,000
           U.S. Treasury Note, 6.50%,
           6/31/01, value $17,458,147)(a)          5.40       17,000,000

           SBC WARBURG
  20,000   5.39%, dated 6/06/97,
           due 7/02/97 in the amount of
           $20,077,856 (cost $20,000,000;
           collateralized by $14,677,000
           U.S. Treasury Bond, 12.75%,
           11/15/10, value $20,589,079) (a)        5.39       20,000,000

           SBC WARBURG
  14,000   5.85%, dated 6/30/97,
           due 7/01/97 in the amount of
           $14,002,275 (cost $14,000,000;
           collateralized by $11,345,000
           U.S. Treasury Bond, 9.125%,
           5/15/18, value $14,268,110)             5.85       14,000,000

           SMITH BARNEY
  18,000   5.41%, dated 6/19/97,
           due 7/02/97 in the amount of
           $18,035,165 (cost $18,000,000;
           collateralized by $13,216,000
           U.S. Treasury Note, 9.00%,
           5/15/98, value $13,723,990
           and $4,710,000
           U.S. Treasury Note 5.75%,
           8/15/03 value $4,646,148)(a)            5.41       18,000,000

           SMITH BARNEY
  15,000   5.44%, dated 6/03/97,
           due 7/07/97 in the amount of
           $15,077,067 (cost $15,000,000;
           collateralized by $12,495,000
           U.S. Treasury Bond, 8.75%,
           8/15/20, value $15,581,343)(a)          5.44       15,000,000

           STATE STREET BANK AND TRUST CO.
  10,700   5.60%, dated 6/30/97,
           due 7/01/97 in the amount of
           $10,701,664 (cost $10,700,000;
           collateralized by $10,985,000
           U.S. Treasury Note, 5.25%,
           12/31/97, value $10,967,835)            5.60       10,700,000

           UBS FINANCE, INC.
  20,000   5.57%, dated 4/09/97,
           due 7/08/97 in the amount of
           $20,278,500 (cost $20,000,000;
           collateralized by $18,999,000
           U.S. Treasury Note, 7.25%,
           8/15/04, value $20,308,264)(a)          5.57       20,000,000


2



                                                     ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                               YIELD          VALUE
-------------------------------------------------------------------------
           UBS FINANCE, INC.
$ 14,000   5.90%, dated 6/30/97,
           due 7/01/97 in the amount of
           $14,002,294 (cost $14,000,000;
           collateralized by $12,206,000
           U.S. Treasury Bond, 8.125%,
           8/15/21, value $14,311,388)             5.90%    $ 14,000,000

           Total Repurchase Agreements
           (amortized cost $339,700,000)                     339,700,000

           TOTAL INVESTMENTS-98.4%
           (amortized cost $692,848,469)                    $692,848,469
           Other assets less liabilities-1.6%                 11,235,958

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           704,067,835 shares outstanding)                  $704,084,427


(a)  Repurchase agreements which are terminable within 7 days.

     See notes to financial statements.


3



STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997                                        ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $692,848,469)          $692,848,469
  Receivable for investments sold                                    46,041,178
  Interest receivable                                                 7,810,768
  Receivable for capital stock sold                                     450,107
  Deferred organization expense                                          10,614
  Total assets                                                      747,161,136

LIABILITIES
  Due to custodian                                                      350,690
  Payable for investments purchased                                  41,619,074
  Payable for capital stock redeemed                                    545,260
  Investment advisory fee payable                                       242,536
  Distribution fee payable                                               67,291
  Accrued expenses                                                      251,858
  Total liabilities                                                  43,076,709

NET ASSETS                                                         $704,084,427

COMPOSITION OF NET ASSETS
  Paid-in-capital                                                  $704,067,835
  Accumulated net realized gain on investment transactions               16,592
                                                                   $704,084,427


4



STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1997                             ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $36,226,981

EXPENSES
  Advisory fee (Note B)                             $ 3,430,146
  Distribution assistance and administrative
    service (Note C)                                  1,978,721
  Transfer agency (Note B)                              924,875
  Registration expense                                  193,296
  Custodian fees                                        158,554
  Printing                                               82,231
  Audit and legal fees                                   42,671
  Trustees' fees                                         11,255
  Amortization of organization expense                    9,125
  Miscellaneous                                          18,005
  Total expenses                                      6,848,879
  Less: expense reimbursement and fee waiver         (1,017,631)
  Net expenses                                                       5,831,248
  Net investment income                                             30,395,733

REALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions                          17,487

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $30,413,220



STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                                     YEAR ENDED     YEAR ENDED
                                                   JUNE 30, 1997  JUNE 30, 1996
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $ 30,395,733   $ 24,908,350
  Net realized gain on investment transactions           17,487          3,652
  Net increase in net assets from operations         30,413,220     24,912,002

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                             (30,395,733)   (24,908,350)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                               3,509,283    206,852,122
  Total increase                                      3,526,770    206,855,774

NET ASSETS
  Beginning of year                                 700,557,657    493,701,883
  End of year                                      $704,084,427   $700,557,657


See notes to financial statements


5



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997                                        ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Government Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves and Alliance Treasury Reserves (the "Portfolio"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, the Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through September, 1998.

3. TAXES
It is the Portfolio's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

6. REPURCHASE AGREEMENTS
It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion.

The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for the year ended June 30, 1997 for expenses exceeding .85 of 1% of its average daily net assets. For the year ended June 30, 1997 the reimbursement amounted to $90,495. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $508,795 for the year ended June 30, 1997.


6



                                                     ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25% of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1997, the distribution fee amounted to $1,715,073 of which $927,136 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1997, such payments by the Portfolio amounted to $263,648 of which $131,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1997, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At June 30, 1997, capital paid-in aggregated $704,067,835. Transactions, all at $1.00 per share, were as follows:

                                                 YEAR ENDED        YEAR ENDED
                                                  JUNE 30,          JUNE 30,
                                                    1997              1996
                                              ---------------   ---------------
Shares sold                                    3,406,513,740     3,173,100,216
Shares issued on reinvestments of dividends       30,395,733        24,908,350
Shares redeemed                               (3,433,400,190)   (2,991,156,444)
Net increase                                       3,509,283       206,852,122


7



FINANCIAL HIGHLIGHTS                                 ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                   SEPTEMBER 1,
                                                        YEAR ENDED JUNE 30,           1993(A)
                                               ----------------------------------     THROUGH
                                                   1997        1996        1995    JUNE 30, 1994
                                               ----------  ----------  ----------  -------------
Net asset value, beginning of period            $  1.00     $  1.00     $  1.00     $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                         .0443       .0466       .0460       .0260

LESS: DIVIDENDS
Dividends from net investment income             (.0443)     (.0466)     (.0460)     (.0260)
Net asset value, end of period                  $  1.00     $  1.00     $  1.00     $  1.00

TOTAL RETURNS
Total investment return based on:
  net asset value (c)                              4.53%       4.77%       4.71%       3.18%(d)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)       $704,084    $700,558    $493,702     $80,720
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements       .85%        .81%        .69%        .28%(d)
  Expenses, before waivers and reimbursements      1.00%       1.05%       1.05%       1.28%(d)
  Net investment income (b)                        4.43%       4.64%       4.86%       3.24%(d)


(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(d)  Annualized.


8



INDEPENDENT AUDITOR'S REPORT                         ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDER ALLIANCE TREASURY RESERVES PORTFOLIO

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Alliance Treasury Reserves Portfolio as of June 30, 1997 and the related statement of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance Treasury Reserves Portfolio as of June 30, 1997, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
July 29, 1997


9



                                                     ALLIANCE TREASURY RESERVES
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
DREW BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
KENNETH T. CARTY, VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
MARIA R. CONA, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


10



ALLIANCE TREASURY RESERVES
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Treasury Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 9 0 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

TRSAR